Accounting Principles and Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of accounting principles and policies [line items]
Provisions related to legal and other disputes	£ 0
Licences and franchises [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20 years
Amortised brands [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20 years
ERP software systems [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Ten years
ERP software systems [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Seven years
Other computer software [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Five years
Other computer software [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Three years